Share Repurchases	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Share Repurchases	Share Repurchases
Authorized Share Repurchase Program

On February 25, 2014, our Board of Directors authorized a plan to repurchase up to $350 million of our outstanding shares of common stock, which replaced and terminated the August 26, 2011 share repurchase program. As of December 31, 2019, $160 million remained available under this authorization. On February 19, 2020, our Board of Directors authorized an increase of approximately $190 million to our share repurchase program, returning the authorization level to $350 million. As of December 31, 2020, $303 million remains available for repurchase under this authorization. The authorization does not obligate the Company to acquire any particular number of shares of common stock and may be commenced, suspended or discontinued without prior notice. The share repurchases are intended to be funded through the Company’s current and future cash flows and the authorization does not have an expiration date.

Share Maintenance Programs

Stock options and restricted stock awards granted under the KBR, Inc. 2006 Stock and Incentive Plan ("KBR Stock Plan") may be satisfied using shares of our authorized but unissued common stock or our treasury share account.

The ESPP allows eligible employees to withhold up to 10% of their earnings, subject to some limitations, to purchase shares of KBR common stock. These shares are issued from our treasury share account.

Withheld to Cover Program

In addition to the plans above, we also have in place a "withheld to cover" program, which allows us to withhold common shares from employees in connection with the settlement of income tax and related benefit withholding obligations arising from the issuance of share-based equity awards under the KBR, Inc. Stock and Incentive Plan.
The table below presents information on our annual share repurchases activity under these programs:

	Year ending December 31, 2020
	Number of Shares	Average Price per Share	Dollars in Millions
Repurchases under the $350 million authorized share repurchase program	1,823,434	$25.70	$47
Withheld to cover shares	168,671	25.65	4
Total	1,992,105	$25.70	$51

	Year ending December 31, 2019
	Number of Shares	Average Price per Share	Dollars in Millions
Repurchases under the $350 million authorized share repurchase program	—	$—	$—
Withheld to cover shares	194,124	20.59	4
Total	194,124	$20.59	$4